Note 6 - Stockholders' Equity (Details Textual)		16 Months Ended
	Nov. 16, 2020 USD ($) shares	Dec. 31, 2021 $ / shares shares	Jun. 30, 2022 $ / shares shares	Jan. 25, 2022 $ / shares	Dec. 31, 2020 $ / shares shares	Aug. 31, 2020 $ / shares
Common Stock, Voting Rights Per Share		1
Preferred Stock, Shares Authorized (in shares)		10,000,000	10,000,000
Preferred Stock, Shares Issued, Total (in shares)		0	0
BOC Yellowstone LLC [Member] | BOC Yellowstone II LLC [Member]
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates, Total | $	$ 309,375
Investment Owned, Shares to Be Transferred Upon Initial Business Combination (in shares)	206,250
BOC Yellowstone LLC [Member] | Class B Common Stock of Yellowstone Acquisition Company [Member] | BOC Yellowstone II LLC [Member]
Investment Owned, Shares Transferred (in shares)	206,250
Predecessor [Member]
Preferred Stock, Shares Authorized (in shares)		1,000,000			1,000,000
Preferred Stock, Shares Issued, Total (in shares)		0			0
Common Class A [Member]
Common Stock, Shares Authorized (in shares)		200,000,000	200,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock and Temporary Equity, Shares, Issued (in shares)		13,598,898
Common Stock, Shares, Outstanding, Ending Balance (in shares)			14,937,581
Common Class A [Member] | Predecessor [Member]
Common Stock, Shares Authorized (in shares)		200,000,000			200,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares		$ 0.0001			$ 0.0001
Common Class B [Member]
Common Stock, Shares Authorized (in shares)		20,000,000	50,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding, Ending Balance (in shares)		3,399,724	42,192,250
Common Stock, Conversion Features, Period After Completion of Initial Business Combination (Year)		1 year
Common Stock, Conversion Features, Minimum Sale Price For 20 Days, Class A Common Stock, At Least 150 Days After Initial Business Combination (in dollars per share) | $ / shares		$ 12.00
Common Class B [Member] | Predecessor [Member]
Common Stock, Shares Authorized (in shares)		20,000,000			20,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares		$ 0.0001			$ 0.0001
Common Stock, Shares, Outstanding, Ending Balance (in shares)		3,399,724			3,399,724
Common Class B [Member] | BOC Yellowstone LLC [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares						$ 0.0001
Common Stock, Shares, Outstanding, Ending Balance (in shares)		3,399,724
Common Stock, Conversion Rate		1